Property and equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Depreciation Expense	$ 100	$ 100
Unamortized capitalized software development costs	1,100
Amortization expense related to Capitalized software costs	$ 40	$ 40